Payroll, staff and employee benefits obligations - Change in benefit obligations and plan assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Change in benefit obligations and plan assets
Net benefit liabilities relating to assets held for sale	$ 1
Euro zone
Change in benefit obligations and plan assets
Contribution for the net pension liability in the balance sheet (as a percent)	69.00%
United Kingdom
Change in benefit obligations and plan assets
Contribution for the net pension liability in the balance sheet (as a percent)	15.00%
United States
Change in benefit obligations and plan assets
Contribution for the net pension liability in the balance sheet (as a percent)	12.00%
Pension benefits
Change in benefit obligations and plan assets
Balance at beginning of period	$ 2,550	$ 2,384
Balance at end of period	3,047	2,550	$ 2,384
Unfunded status	3,011	2,516	2,356
Pension benefits and other benefits liabilities	3,111	2,651	2,545
Other non-current assets	(65)	(101)	(161)
Net benefit liabilities relating to assets held for sale	1
Pension benefits | Benefit obligation
Change in benefit obligations and plan assets
Balance at beginning of period	12,285	11,501	12,872
Current service cost	244	214	236
Interest cost (income)	217	295	296
Past service cost		4	(1)
Settlements	(10)	(20)	(141)
Plan participants' contributions	10	7	8
Benefits paid	(702)	(667)	(902)
Actuarial losses (gains)	818	847	(372)
Foreign currency translation and other	729	104	(495)
Balance at end of period	13,591	12,285	11,501
Pension benefits | Benefit obligation | Plans entirely or partially funded
Change in benefit obligations and plan assets
Balance at beginning of period	11,584	10,864
Balance at end of period	12,830	11,584	10,864
Pension benefits | Benefit obligation | Plans not funded
Change in benefit obligations and plan assets
Balance at beginning of period	701	637
Balance at end of period	761	701	637
Pension benefits | Plan assets
Change in benefit obligations and plan assets
Balance at beginning of period	(9,769)	(9,145)	(10,205)
Interest cost (income)	(191)	(255)	(261)
Settlements	2	11	129
Plan participants' contributions	(10)	(7)	(8)
Employer contributions	(229)	(172)	(417)
Benefits paid	622	573	778
Actuarial losses (gains)	(517)	(745)	424
Foreign currency translation and other	(488)	(29)	415
Balance at end of period	(10,580)	(9,769)	(9,145)
Pension benefits | Asset ceiling
Change in benefit obligations and plan assets
Balance at beginning of period	34	28
Balance at end of period	36	34	28
Other benefits
Change in benefit obligations and plan assets
Balance at beginning of period	742	669
Balance at end of period	700	742	669
Unfunded status	700	742	669
Pension benefits and other benefits liabilities	700	742	669
Other benefits | Benefit obligation
Change in benefit obligations and plan assets
Balance at beginning of period	742	669	705
Current service cost	19	13	14
Interest cost (income)	11	17	17
Past service cost			(2)
Settlements	(3)	(9)
Benefits paid	(27)	(26)	(28)
Actuarial losses (gains)	(89)	87	(29)
Foreign currency translation and other	47	(9)	(8)
Balance at end of period	700	742	669
Other benefits | Benefit obligation | Plans not funded
Change in benefit obligations and plan assets
Balance at beginning of period	742	669
Balance at end of period	$ 700	$ 742	$ 669